Related Parties (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of Transactions with Related Parties

During the years ended December 31, 2014, 2013 and 2012, the Group had the following transactions and current balances in settlement with related parties:

	2014				Balances at December 31, 2014
	Purchases	Sales	Other gain/(loss)	Financing provided (received), net	Receivable from	Payable to	Total outstanding, net
Related metallurgical plants	114,432	105,721	(32,076)	—	6,838	(13,835)	(6,997)
Metallurg-Trust	—	—	479	—	—	—	—
TPTU	4,435	90	—	—	12	(222)	(210)
TRMZ	2,103	1,985	—	—	179	(547)	(368)
Somani	17	—	—	—	847	(17)	830
Calridge Ltd.	—	3	(2,895)	—	4	—	4
Port Vanino	21,871	3,053	9	—	—	—	—
Coalmetbank	662	355	39	—	27	(42)	(15)
Controlling Shareholder	—	—	(206)	—	16	—	16
Other	2,632	803	(6,584)	—	1,380	(869)	511

Total	146,152	112,010	(41,234)	—	9,303	(15,532)	(6,229)

	2013				Balances at December 31, 2013
	Purchases	Sales	Other gain/(loss)	Financing provided (received), net	Receivable from	Payable to	Total outstanding, net
Related metallurgical plants	613,364	168,956	(517,685)	—	33,022	(75,448)	(42,426)
Metallurg-Trust	—	61,066	(195,656)	—	—	(1)	(1)
TPTU	5,888	161	—	—	5	(560)	(555)
TRMZ	2,063	1,879	—	—	253	(1,176)	(923)
Somani	1,420	—	—	—	1,231	—	1,231
Calridge Ltd.	—	1	564	—	3,863	—	3,863
Port Vanino	—	4,010	11,638	(204)	2,244	(221)	2,023
Controlling Shareholder	—	—	—	—	—	(29,466)	(29,466)
Other	956	998	(688)	—	16,174	(92)	16,082

Total	623,691	237,071	(701,827)	(204)	56,792	(106,964)	(50,172)

	2012
	Purchases	Sales	Other gain/(loss)	Financing provided (received), net
Related metallurgical plants	874,135	413,958	(853,911)	—
Metallurg-Trust	441	316,017	—	—
Usipar	32,351	—	—	—
TPTU	5,210	209	—	—
TRMZ	4,509	1,630	—	—
Somani	—	6,144	—	—
Other	405	359	(798)	3,902

Total	917,051	738,317	(854,709)	3,902

Schedule of Transactions with Related Metallurgical Plants

During the years ended December 31, 2014, 2013 and 2012, the Group had the following transactions and current balances in settlement with the related metallurgical plants:

	2014	2013	2012
Revenues
Steel segment products sales	68,201	103,825	346,938
Mining segment products sales	258	1,956	3,981
Other revenues*	37,262	63,175	63,039

Total revenues	105,721	168,956	413,958

Costs and expenses
Cost of goods for resale, production and operating expenses	106,031	588,755	842,253
Transportation expenses	8,401	24,609	31,693
Other expenses/(gains)	(349)	—	189
Provision for amounts due from related metallurgical plants	32,425	517,724	919,113

Total expenses	146,508	1,131,088	1,793,248

*	including power segment sales and services provided to related metallurgical plants by all segment companies.

Schedule of Current Balances in Settlement with Related Metallurgical Plants

As of December 31, 2014 and 2013, the Group had the following current balances in settlement with related metallurgical plants:

	December 31, 2014	December 31, 2013
Assets
Trade accounts receivable	6,544	17,073
Prepayments and other current assets	294	15,949

Total assets	6,838	33,022

Liabilities
Trade accounts payable	13,488	74,384
Advanced received and other payables	309	1,043
Long term payables	38	21

Total liabilities	13,835	75,448